Redeemable noncontrolling interests	12 Months Ended
Mar. 31, 2016
Redeemable noncontrolling interests

14.    Redeemable noncontrolling interests:

An analysis of the changes for the fiscal years ended March 31, 2015 and 2016 in Redeemable noncontrolling interests is as follows:

	2015	2016
	Millions of yen
Balance at beginning of year	¥25,912	¥28,272
Adjustments due to change in fiscal year end of consolidated subsidiaries (Note 2)	—	(419)
Balance at beginning of year (as adjusted)	25,912	27,853
Acquisition of new subsidiaries (Note 24)	—	11,728
Comprehensive income (loss)
Net income	1,090	1,393
Other comprehensive income (loss)
Unrealized gain (loss) on securities	—	(1)
Foreign currency translation adjustments	1,235	(947)
Cash dividends	—	4
Transactions with noncontrolling interests	35	5,067

Balance at end of year	¥28,272	¥45,097